Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Settlement Receivables

The Company had settlement receivables, net from the following parties:

	As of December 31,
	2021	2020
Third party payment processors	$78,058	$127,619
Distribution partners	71,794	95,464
Total	$149,852	$223,083

Schedule of Property Plant and Equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2021	2020
Computer and communication equipment	2-5	$26,211	$31,874
Furniture and other equipment	3-5	13,199	13,860
Leasehold improvements	1-10	4,427	6,654
Accumulated depreciation		(28,930)	(33,697)
Property, plant and equipment, net		$14,907	$18,691

Schedule of Property, plant and equipment at cost less accumulated depreciation and any impairment loss	Depreciation is recognized over the estimated useful lives of the corresponding assets, using the straight-line method, on the following basis:

Computer and communication equipment	2 - 5 years
Furniture and other equipment	3 - 5 years

Other assets are depreciated over their estimated useful lives, using the straight-line method, on the following basis:

Leasehold improvements	Over the lesser of the lease term or 10 years

Schedule of Finite-Lived Intangible Assets

Intangible assets are amortized using the straight-line method over the expected life of the intangible asset on the following basis:

Brands	3 - 14 years
Computer Software	3 - 10 years
Customer Relationships	2 - 20 years